Organization and Nature of Operations - Schedule of Operating Subsidiaries (Details)	6 Months Ended
Jun. 30, 2025
Legend Consulting Investments Limited Legend Consulting BVIMember
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	The British Virgin Islands (“BVI”)
Date of incorporation	Dec. 20, 2013
Percentage of direct or indirect interests	100.00%
Principal activities	Investment holding
Legend Consulting Limited Legend Consulting HKMember
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Hong Kong
Date of incorporation	Jan. 08, 2014
Percentage of direct or indirect interests	100.00%
Principal activities	Investment holding
Lichen Holding Singapore Pte Ltd Lichen Singapore Member
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Singapore
Date of incorporation	Dec. 28, 2023
Percentage of direct or indirect interests	100.00%
Principal activities	Provision of financial and taxation solution services, education support services and software and maintenance services
Fujian Province Lichen Management And Consulting Company Limited Lichen Zixun Member
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Fujian, the People’s Republic of China (“PRC”)
Date of incorporation	Apr. 14, 2004
Percentage of direct or indirect interests	100.00%
Principal activities	Provision of financial and taxation solution services, education support services and software and maintenance services
Bondly Enterprises Limited Bondly HKMember
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Hong Kong
Date of incorporation	Jun. 13, 2022
Percentage of direct or indirect interests	100.00%
Principal activities	Investment holding
Xiamen Bondly Management And Consulting Company Limited Bondly XMMember
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Fujian, the People’s Republic of China (“PRC”)
Date of incorporation	Aug. 25, 2022
Percentage of direct or indirect interests	100.00%
Principal activities	Provision of financial and taxation solution services
Yingtan Legend Capital Management Co., Ltd. Lichen Yingtan [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Jiangxi, the People’s Republic of China (“PRC”)
Date of incorporation	Nov. 27, 2023
Percentage of direct or indirect interests	100.00%
Principal activities	Investment